Consolidated Statements of Equity (JPY ¥) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Non-controlling Interests
Balance at Mar. 31, 2011	¥ 1,202,244	¥ 805,624	¥ 345,115	¥ (19,278)	¥ 63,742	¥ (26)	¥ 7,067
Balance (in shares) at Mar. 31, 2011		26,308,720
Comprehensive income (loss):
Net income (loss)	1,370,638			1,367,687			2,951
Other comprehensive income, net of tax	35,771				35,771
Conversion of convertible notes	104,363	52,800	51,563
Conversion of convertible notes (in shares)		2,811,500
Share-based compensation	44,268		44,268
Stock issuance by newly established subsidiary	2,000						2,000
Dividends paid	(19,730)			(19,730)
Balance at Mar. 31, 2012	2,739,554	858,424	440,946	1,328,679	99,513	(26)	12,018
Balance (in shares) at Mar. 31, 2012		29,120,220
Comprehensive income (loss):
Net income (loss)	600,511			596,021			4,490
Other comprehensive income, net of tax	22,229				22,229
Conversion of convertible notes	105,357	53,350	52,007
Conversion of convertible notes (in shares)		2,811,140
Share-based compensation	54,919		54,919
Dividends paid	(145,598)			(145,598)
Balance at Mar. 31, 2013	3,376,972	911,774	547,872	1,779,102	121,742	(26)	16,508
Balance (in shares) at Mar. 31, 2013	31,931,360	31,931,360
Comprehensive income (loss):
Net income (loss)	(443,552)			(448,350)			4,798
Other comprehensive income, net of tax	12,877				12,877
Stock and warrants issuance	764,175	492,365	271,810
Stock and warrants issuance (in shares)		2,480,000
Share-based compensation	70,796		70,796
Dividends paid	(159,654)			(159,654)
Balance at Mar. 31, 2014	¥ 3,621,614	¥ 1,404,139	¥ 890,478	¥ 1,171,098	¥ 134,619	¥ (26)	¥ 21,306
Balance (in shares) at Mar. 31, 2014	34,411,360	34,411,360